Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,347	$ 234	$ 3,238	$ 1,633
Dividend income	801	690	1,593	1,440
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	99	147	232	343
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 8	$ 2	$ 12	$ 3